EATON VANCE GROWTH TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the "Registrant") (1933 Act File No. 002-22019) certifies (a) that the forms of prospectus and statement of additional information dated April 1, 2021 as revised December 14, 2021 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 241 (“Amendment No. 241”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 241 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-21-001509) on December 14, 2021:

Eaton Vance Focused Global Opportunities Fund

EATON VANCE GROWTH TRUST

By: /s/ Deidre E. Walsh

Deidre E. Walsh, Esq.

Secretary

Date: December 16, 2021